Cover	Oct. 21, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 21, 2021
Entity Registrant Name	ENTERPRISE BANCORP, INC.
Entity Incorporation, State or Country Code	MA
Entity File Number	001-33912
Entity Tax Identification Number	04-3308902
Entity Address, Address Line One	222 Merrimack Street
Entity Address, City or Town	Lowell,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01852
City Area Code	(978)
Local Phone Number	459-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	EBTC
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001018399
Amendment Description	This Current Report on Form 8-K/A (this “Amended Form 8-K”) amends and restates in its entirety the Current Report on Form 8-K (the “Original Form 8-K”) filed by Enterprise Bancorp, Inc. on October 21, 2021. The sole purpose of this Amended Form 8-K is to correct a typographical submission error in the first Item number referenced in the Original Form 8-K (Item 2.01) and re-submit the Original Form 8-K under the corrected Item number (Item 2.02, as noted in the original form itself).Other than as set forth in this Explanatory Note, no changes have been made to the Original Form 8-K. This Amended Form 8-K speaks as of the original filing date of the Original Form 8-K and does not reflect events that may have occurred after the date and time of the filing of the Original Form 8-K.